FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Registrant Name         Variable Account A - American International Life
                        Assurance Company of New York

File Number             811-4865

Registrant CIK Number:  0000803401



Report as of the end of semiannual period:  /  /    (a)
                         or fiscal year: 12/31/99    (b)
Is this a transition report? (Y or N):  N
Is this form being completed by the registrant? (Y or N): Y Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N):  N

1.A)  Registrant Name:   Variable Account A - American International Life
                         Assurance Company of New York
  B)  File Number:   811-4865
  C)  Telephone Number:  (212) 770-7000
2.A)  Street:  80 Pine Street
  B)  City: New York   C) State: NY D) Zip Code: 10005  Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) --N---
4. Is this the last filing on this form by the Registrant?(Y or N) ---N---
5. Is Registrant a small business investment company (SBIC)?(Y or N) --N--
6. Is Registrant a unit investment trust (UIT)?(Y or N) --------Y---------




UNIT INVESTMENT TRUSTS
For period ending:   12/31/99
File Number:  811-4865

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                              Number of    Total Assets        Total Income
                              Series       ($000's  omitted)   Distributions
                              Investing                        ($000's omitted)

A.   U.S. Treasury
     direct issue             __________   __________          __________

B.   U.S. Government
     agency                   ___________  __________          __________

C.   State and municipal
     tax-free                 ___________  __________          __________

D.   Public utility debt      ___________  __________          __________

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent                   ___________  __________          __________

F.   All other corporate
     intermed. & long-term
     debt                     ___________  __________          __________

G.   All other corporate
     short-term debt          ___________  __________          __________

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers       ___________  __________          __________

I.   Investment company
     equity securities        ___________  __________          __________

J.   All other equity
     securities                  10         $ 416,935           $ 20,303

K.   Other securities         ___________  __________          __________

L.   Total assets of all
     series of
     registrant                  10         $ 416,935           $ 20,303


UNIT INVESTMENT TRUSTS
For period ending:   12/31/99
File Number:  811-4865

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 4,909